Share-Based Compensation - Additional Information (Detail)		12 Months Ended
	Jul. 01, 2017	Dec. 31, 2017 USD ($) yr Plans Option Tranches $ / shares shares	Dec. 31, 2016 USD ($) Plans $ / shares	Dec. 31, 2015 USD ($) Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share based compensation plans | Plans		11	12	12
Compensation cost charged against earnings | $		$ 26,000,000	$ 13,000,000	$ 14,000,000
Maximum term of options granted		10 years
Aggregate grant-date fair value of all options granted | $		$ 6,000,000	6,000,000	19,000,000
Average share price | $		$ 17.97	$ 16.85	$ 28.23
POPs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period Share-based compensation (in years) | yr		3
Other stock option plans included in POPs | Option		8
Remaining common shares available for issuance | shares		0
2015 POPs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation, percentage of plan shares expected to vest		52.00%
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage expected for share-based payment arrangement		79.00%	59.00%
Number of tranches | Tranches		3
PSUs settled in shares		92,800
PSUs [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period Share-based compensation (in years) | yr		1
PSUs [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period Share-based compensation (in years) | yr		3
LTIP [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum common shares available for issuance | shares		21,000,000
Remaining common shares available for issuance | shares		16,530,818
Share-settled performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding		935,570	602,740
Grant date fair value per unit | $ / shares		$ 19.93	$ 17.19
Cash-settled performance share units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding		1,556,980	1,014,188
DSUs [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding		613,703	582,048	711,131
DSUs [member] | CEO [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding		106,810	104,481	98,414
Share-based compensation vested units	50.00%
Major business combination [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exchange ratio		0.40%